Intangible assets, net - Schedule of intangible assets, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Gross carrying amount
Total of gross carrying amount	¥ 249,912,868		¥ 247,602,736
Less: accumulated amortization
Total of accumulated amortization	(154,653,718)		(125,006,399)
Less: impairment loss	(61,679,245)		(61,679,245)
Intangible assets, net	33,579,905	$ 4,801,863	60,917,092
License for Online Transmission of Audio/Video Programs
Gross carrying amount
Total of gross carrying amount	7,988,748		7,988,748
Agency contract rights
Gross carrying amount
Total of gross carrying amount	142,720,126		142,720,126
Less: accumulated amortization
Total of accumulated amortization	(71,339,623)		(58,698,113)
Licensed copyrights of content
Gross carrying amount
Total of gross carrying amount	66,981,132		66,981,132
Less: accumulated amortization
Total of accumulated amortization	(53,773,585)		(40,566,038)
Software
Gross carrying amount
Total of gross carrying amount	26,176,248		23,854,614
Less: accumulated amortization
Total of accumulated amortization	(24,082,162)		(20,720,014)
Others
Gross carrying amount
Total of gross carrying amount	6,046,614		6,058,116
Less: accumulated amortization
Total of accumulated amortization	¥ (5,458,348)		¥ (5,022,234)